DEBT - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2018	Dec. 26, 2020	Aug. 10, 2020	Dec. 28, 2019	Oct. 31, 2018	Jun. 14, 2018
Debt
Outstanding letters of credit		$ 41.0		$ 37.3
Fair value of long-term debt including current portion		341.4
Difference between fair value and carrying value of debt		29.5
Revolving Credit Facility
Debt
Term of debt	5 years
Maximum borrowing capacity	$ 375.0	375.0			$ 295.0
Outstanding letters of credit	40.0
Outstanding letters of credit that can be converted to foreign currency	$ 100.0
Remaining borrowing capacity		$ 363.2		$ 361.2
Revolving Credit Facility | Minimum
Debt
Facility fee (in hundredths)	0.125%
Revolving Credit Facility | Maximum
Debt
Facility fee (in hundredths)	0.30%
Series 2018 C Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		4.20%		4.20%		4.20%
Debt						$ 40.0
Series 2018 D Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		4.27%		4.27%		4.27%
Debt						$ 35.0
Series 2020 E Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.04%	3.04%
Debt			$ 50.0
Series 2020 F Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.08%	3.08%
Debt			$ 50.0
Series 2020 G Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.15%	3.15%
Debt			$ 50.0
Series 2012 Senior Notes Tranche A | Senior Notes
Debt
Interest rate (in hundredths)		3.89%		3.89%
Series 2012 Senior Notes Tranche B | Senior Notes
Debt
Interest rate (in hundredths)		3.98%		3.98%
Letter of Credit
Debt
Interest rate (in hundredths)		1.125%
Term of debt		1 year
Letter of Credit | Industrial Development Revenue Bonds
Debt
Outstanding letters of credit		$ 7.1		$ 9.8